Principal Accounting Policies (Shared-based compensation, Information related to outstanding and exercisable options) (Details) (USD $)	Dec. 31, 2011
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	5,433,541
Number of shares, exercisable	1,499,825
17.00-22.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	125,242
Weighted-average exercise price, outstanding	19.53
Weighted-average remaining contractual life (years), outstanding	1.08
Number of shares, exercisable	125,242
Weighted-average exercise price, exercisable	19.53
Weighted-average remaining contractual life (years), exercisable	1.08
23.00-34.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	295,259
Weighted-average exercise price, outstanding	26.29
Weighted-average remaining contractual life (years), outstanding	1.94
Number of shares, exercisable	295,259
Weighted-average exercise price, exercisable	26.29
Weighted-average remaining contractual life (years), exercisable	1.94
35.00-44.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	1,958,300
Weighted-average exercise price, outstanding	38.1
Weighted-average remaining contractual life (years), outstanding	5.05
Number of shares, exercisable	761,071
Weighted-average exercise price, exercisable	38.29
Weighted-average remaining contractual life (years), exercisable	4.99
45.00-58.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	194,322
Weighted-average exercise price, outstanding	58.39
Weighted-average remaining contractual life (years), outstanding	3.12
Number of shares, exercisable	194,322
Weighted-average exercise price, exercisable	58.39
Weighted-average remaining contractual life (years), exercisable	3.12
59.00-77.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	9,033
Weighted-average exercise price, outstanding	77.02
Weighted-average remaining contractual life (years), outstanding	3.62
Number of shares, exercisable	9,033
Weighted-average exercise price, exercisable	77.02
Weighted-average remaining contractual life (years), exercisable	3.62
78.00-96.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	346,267
Weighted-average exercise price, outstanding	96.7
Weighted-average remaining contractual life (years), outstanding	5.67
Number of shares, exercisable	114,898
Weighted-average exercise price, exercisable	96.7
Weighted-average remaining contractual life (years), exercisable	5.67
97.00-129.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	1,418,429
Weighted-average exercise price, outstanding	118.3
Weighted-average remaining contractual life (years), outstanding	6.63
Number of shares, exercisable	0
Weighted-average exercise price, exercisable	0
Weighted-average remaining contractual life (years), exercisable	0
130.00-159.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	1,086,689
Weighted-average exercise price, outstanding	150.73
Weighted-average remaining contractual life (years), outstanding	7.13
Number of shares, exercisable	0
Weighted-average exercise price, exercisable	0
Weighted-average remaining contractual life (years), exercisable	0